Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risk Management and Financial Instruments [Abstract]
Description of reasonably possible changes in risk	Group is exposed to various market, credit, and liquidity risks. These risks are disclosed in the financial statements as of December 31, 2025. There were no changes in the nature of these risks during the current quarterly reporting period. The following section presents the risks and operations to which the Group is exposed in the current period. Additionally, a sensitivity analysis is provided for each type of risk, showing the potential impact on Financial Results under hypothetical changes: CDI and other rates at 25% and 50%, and currency and commodity exposure at 15% and 30% in the relevant risk variables.
Percentage of confidence interval	99.00%
Purchase of cattle	$ 33,300,000	$ 27,900,000
Securities pledged as commodities and futures	$ 158,815	$ 159,562